Taxes on Income (Reconciliation of Statutory Tax Expense To Actual Tax Expense) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income before income taxes		$ 25,582	$ 15,865	$ 18,425
Statutory tax rate in Israel		24.00%	25.00%	26.50%	26.50%
Computed expected tax		$ 6,140	$ 3,966	$ 4,883
Non-deductible operating expenses, net		364	228	209
Non-taxable income		(1,114)	(84)	(819)
Prior year adjustments		(59)	26	(36)
Tax effect due to "Preferred Enterprise" status	[1]	(2,361)	(1,924)	(2,368)
Taxes related to foreign jurisdictions		632	324	250
Changes in tax rate		162	94	35
Creation of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past				(252)
Other		104	98	3
Income tax expense		$ 3,868	$ 2,728	$ 1,905
Basic		$ 2.912	$ 1.789	$ 2.273
Diluted		2.856	1.767	2.242
Preferred Enterprise [Member]
Basic		0.32	0.26	0.33
Diluted		$ 0.31	$ 0.26	$ 0.32

[1]	The effect of the benefit resulting from the "Preferred Enterprise" status on net earnings per ordinary share is as follows: